Organization and Principal Activities (Details) - Schedule of subsidiaries	6 Months Ended
Jun. 30, 2021
June 16, 2015 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Company name	Lion Financial Group Limited
Date of Incorporation or acquisition	Jun. 16, 2015
Place of incorporation or establishment	British Virgin Islands
Ownership interest	100.00%
Principal activities	Investment holding
February 16, 2017 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Company name	Lion Wealth Management Limited
Date of Incorporation or acquisition	Feb. 16, 2017
Place of incorporation or establishment	British Virgin Islands
Ownership interest	100.00%
Principal activities	Investment holding
May 20, 2016 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Company name	Lion International Securities Group Limited
Date of Incorporation or acquisition	May 20, 2016
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Securities brokerage
May 20, 2016 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Company name	Lion Futures Limited
Date of Incorporation or acquisition	May 20, 2016
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Futures brokerage
May 20, 2016 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Company name	Lion Investment (Hong Kong) Limited (F/K/A Lion Foreign Exchange Limited)
Date of Incorporation or acquisition	May 20, 2016
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Dormant
May 20, 2016 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Company name	Lion Asset Management Limited (F/K/A Lion Capital Management Limited)
Date of Incorporation or acquisition	May 20, 2016
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Asset management
October 14, 2014 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Company name	BC Wealth Management Limited
Date of Incorporation or acquisition	Oct. 14, 2014
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Insurance brokerage
October 4, 2018 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Company name	Lion Wealth Limited
Date of Incorporation or acquisition	Oct. 04, 2018
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Marketing and support service
May 2, 2017 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Company name	Lion Brokers Limited
Date of Incorporation or acquisition	May 02, 2017
Place of incorporation or establishment	Cayman Islands
Ownership interest	100.00%
Principal activities	Broker dealer and market maker
June 11, 2019 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Company name	Lion Investment Fund SPC
Date of Incorporation or acquisition	Jun. 11, 2019
Place of incorporation or establishment	Cayman Islands
Ownership interest	100.00%
Principal activities	Dormant
July 26, 2019 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Company name	Lion International Financial (Singapore) Pte. LTD.
Date of Incorporation or acquisition	Jul. 26, 2019
Place of incorporation or establishment	Singapore
Ownership interest	100.00%
Principal activities	Dormant
June 16, 2020 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Company name	Lion Group North America Corp. (F/K/A Proficient Alpha Acquisition Corp.)
Date of Incorporation or acquisition	Jun. 16, 2020
Place of incorporation or establishment	Nevada, USA
Ownership interest	100.00%
Principal activities	Dormant
April 13, 2021 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Company name	Lion Fintech Group Limited
Date of Incorporation or acquisition	Apr. 13, 2021
Place of incorporation or establishment	British Virgin Islands
Ownership interest	100.00%
Principal activities	Investment holding
April 13, 2021 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Company name	Royal Lion Investment Limited (“Royal Lion”)
Date of Incorporation or acquisition	Apr. 13, 2021
Place of incorporation or establishment	Cayman Islands
Ownership interest	70.00%
Principal activities	Investment holding
April 13, 2021 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Company name	Royal Lion Middle East DMCC (“Lion DMCC”)
Date of Incorporation or acquisition	Apr. 13, 2021
Place of incorporation or establishment	Dubai
Ownership interest	70.00%
Principal activities	Trading in crypto-commodities
May 7, 2021 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Company name	Lion NFT Limited (“Lion NFT”)
Date of Incorporation or acquisition	May 07, 2021
Place of incorporation or establishment	British Virgin Islands
Ownership interest	60.00%
Principal activities	Investment and innovation in digital assets
May 7, 2021 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Company name	Flying Lion Limited (“Flying Lion”)
Date of Incorporation or acquisition	Jun. 17, 2021
Place of incorporation or establishment	Cayman Islands
Ownership interest	70.00%
Principal activities	Investment and innovation in digital assets
May 7, 2021 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Company name	Lion Group (Hangzhou) Investment Limited
Date of Incorporation or acquisition	May 07, 2021
Place of incorporation or establishment	China
Ownership interest	100.00%
Principal activities	Technology development, consulting, conference and exhibition services
April 12, 2021 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Company name	Aquarius Sponsor Ltd.
Date of Incorporation or acquisition	Apr. 12, 2021
Place of incorporation or establishment	British Virgin Islands
Ownership interest	51.00%
Principal activities	Investment holding
May 4, 2021 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Company name	Aquarius II Sponsor Ltd.
Date of Incorporation or acquisition	May 04, 2021
Place of incorporation or establishment	British Virgin Islands
Ownership interest	51.00%
Principal activities	Investment holding
April 15, 2021 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Company name	Aquarius I Acquisition Corp.
Date of Incorporation or acquisition	Apr. 15, 2021
Place of incorporation or establishment	Cayman Islands
Ownership interest	51.00%
Principal activities	Special purpose acquisition company
May 5, 2021 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Company name	Aquarius II Acquisition Corp.
Date of Incorporation or acquisition	May 05, 2021
Place of incorporation or establishment	Cayman Islands
Ownership interest	51.00%
Principal activities	Special purpose acquisition company